Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Authoritative guidance on fair value measurements provides a framework for measuring fair value and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In measuring the fair value of the Company’s assets and liabilities, market data or assumptions are used that the Company believes market participants would use in pricing an asset or liability, including assumptions about risk when appropriate. The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At March 31, 2013:
Cash equivalents	$25,397	$25,397	$—	$—
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—

The Company had no transfers of assets between any of the above levels during the three months ended March 31, 2013 or March 31, 2012.

Cash equivalents include money market funds that invest in United States government obligations and a Canadian dollar investment account, all with original maturities of three months or less. The original costs of these assets approximate fair value due to their short-term maturity.

Other Financial Instruments:

Debt – In March 2013, the Company refinanced the $275.0 million outstanding principal amount of its 9.75% Senior Notes due 2014 with the issuance of $250.0 million 9½% Senior Notes due 2019. Based upon the rates available to the Company, the fair value of the 9½% Senior Notes and the note payable to a former executive approximated $251.3 million as of March 31, 2013, compared to the book value of $250.0 million. The quoted market price of the 9½% Senior Notes was $251.3 million at March 31, 2013. The fair value of the 9.75% Senior Notes and the note payable to a former executive approximated
$274.6 million as of December 31, 2012, compared to the book value of $275.0 million. The quoted market price of the 9.75% Senior Notes was $274.6 million at December 31, 2012. The fair value for the Company's most significant debt balance, the 9½% Senior Notes (at March 31, 2013) and 9.75% Senior Notes (at December 31, 2012), was estimated using Level 1 inputs whereas the estimate of fair value for the note payable to a former executive was calculated using Level 2 inputs.

FAIR VALUE MEASUREMENTS
Authoritative guidance on fair value measurements provides a framework for measuring fair value and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In measuring the fair value of the Company’s assets and liabilities, market data or assumptions are used that the Company believes market participants would use in pricing an asset or liability, including assumptions about risk when appropriate. The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—
At December 31, 2011:
Cash equivalents	$74,421	$74,421	$—	$—
Investment in stock options related to equity securities	262	—	262	—

The Company had no transfers of assets between any of the above levels during the years ended December 31, 2012 or 2011.
Cash equivalents include treasury bills and money market funds that invest in United States government obligations and a Canadian dollar investment account, all with original maturities of three months or less. The original costs of these assets approximate fair value due to their short-term maturity.
Investment in stock options related to equity securities are measured at fair value using the Black-Scholes option pricing model based on observable market inputs such as stock prices, interest rates and expected volatility assumptions. Based on these inputs, these assets are classified within Level 2 of the valuation hierarchy.
During the year ended December 31, 2012, the Company sold a portion of its investment in stock options for proceeds totaling $0.2 million. The remaining stock options expired unexercised in May 2012.
Other Financial Instruments:
Based upon the rates available to the Company, the fair value of the 9.75% Senior Notes and the note payable to a former executive approximated $274.6 million as of December 31, 2012, compared to the book value of $275.0 million. The quoted market price of the 9.75% Senior Notes was $274.6 million at December 31, 2012. The fair value of the 9.75% Senior Notes and the note payable to a former executive approximated $273.0 million as of December 31, 2011, compared to the book value of $275.1 million. The quoted market price of the 9.75% Senior Notes was $272.9 million at December 31, 2011. The fair value for the Company's most significant debt balance, the 9.75% Senior Notes, was estimated using Level 1 inputs whereas the estimate of fair value for the note payable to a former executive was calculated using Level 2 inputs.